Cover Page	Nov. 03, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 03, 2026
Entity Registrant Name	Hamilton Lane Inc
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38021
Entity Tax Identification Number	26-2482738
Entity Address, Address Line One	110 Washington Street,
Entity Address, Address Line Two	Suite 1300
Entity Address, City or Town	Conshohocken,
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19428
City Area Code	610
Local Phone Number	934-2222
Written Communications	false
Soliciting Material	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.001 par value per share
Trading Symbol	HLNE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001433642
Amendment Flag	false
Pre-commencement Tender Offer	false